iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  — 11.3%
Digital Realty Trust, Inc. ..................... 1,038,698 $ 184,192,316
Equinix , Inc. ............................. 316,678 298,592,520
482,784,836
a
Diversified REITs  — 0.9%
WP Carey, Inc. ........................... 729,023 39,717,173
a
Health Care REITs  — 10.4%
Alexandria Real Estate Equities, Inc. ............. 518,125 50,543,094
Healthcare Realty Trust, Inc., Class A ............ 1,180,527 20,009,933
Healthpeak Properties, Inc. ................... 2,329,974 47,228,573
Omega Healthcare Investors, Inc. ............... 898,412 34,004,894
Sabra Health Care REIT, Inc. .................. 789,180 13,668,597
Ventas, Inc. ............................. 1,397,467 82,296,832
Welltower , Inc. ............................ 1,562,416 196,911,288
444,663,211
a
Hotel & Resort REITs  — 1.0%
Host Hotels & Resorts, Inc. ................... 2,323,461 40,707,037
a
Industrial REITs  — 10.5%
Americold Realty Trust, Inc. ................... 871,349 18,646,869
EastGroup Properties, Inc. ................... 164,653 26,425,160
First Industrial Realty Trust, Inc. ................ 440,880 22,101,314
Lineage, Inc. ............................. 198,064 11,600,609
Prologis, Inc. ............................. 3,039,800 321,306,860
Rexford Industrial Realty, Inc. ................. 739,472 28,587,988
STAG Industrial, Inc. ....................... 606,981 20,528,097
449,196,897
a
Mortgage REITs  — 2.4%
AGNC Investment Corp. ..................... 2,953,045 27,197,544
Annaly Capital Management, Inc. ............... 1,868,555 34,194,557
Rithm Capital Corp. ........................ 1,731,641 18,753,672
Starwood Property Trust, Inc. .................. 1,065,027 20,182,262
100,328,035
a
Multi-Family Residential REITs  — 9.2%
AvalonBay Communities, Inc. ................. 473,194 104,088,484
Camden Property Trust ...................... 355,379 41,238,179
Equity Residential ......................... 1,137,325 81,614,442
Essex Property Trust, Inc. .................... 214,079 61,106,710
Mid-America Apartment Communities, Inc. ......... 389,353 60,182,293
UDR, Inc. ............................... 1,000,234 43,420,158
391,650,266
a
Office REITs  — 2.1%
BXP, Inc. ............................... 484,556 36,031,584
Cousins Properties, Inc. ..................... 556,577 17,053,519
Kilroy Realty Corp. ......................... 353,916 14,315,902
Vornado Realty Trust
(a)
...................... 552,532 23,228,446
90,629,451
a
Other Specialized REITs  — 6.6%
Gaming and Leisure Properties, Inc. ............. 914,051 44,020,696
Iron Mountain, Inc. ......................... 977,567 102,752,067
Lamar Advertising Co., Class A ................ 292,931 35,661,420
VICI Properties, Inc. ........................ 3,511,635 102,574,858
285,009,041
a
Real Estate Development  — 0.2%
Howard Hughes Holdings, Inc.
(a)(b)
............... 100,824 7,755,382
a
Security Shares Value
a
Real Estate Operating Companies  — 0.0%
Seaport Entertainment Group, Inc.
(a)(b)
............ 27,093 $ 757,250
a
Real Estate Services  — 7.5%
CBRE Group, Inc., Class A
(b)
.................. 1,002,014 131,554,418
CoStar Group, Inc.
(b)
........................ 1,365,648 97,766,740
Jones Lang LaSalle, Inc.
(b)
.................... 158,043 40,007,005
Zillow Group, Inc., Class A
(a)(b)
................. 181,027 12,825,763
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 507,187 37,557,197
319,711,123
a
Retail REITs  — 12.4%
Agree Realty Corp. ........................ 344,238 24,251,567
Brixmor Property Group, Inc. .................. 1,006,526 28,021,684
Federal Realty Investment Trust ................ 254,731 28,517,135
Kimco Realty Corp. ........................ 2,245,487 52,611,760
NNN REIT, Inc. ........................... 624,780 25,522,263
Realty Income Corp. ........................ 2,915,480 155,715,787
Regency Centers Corp. ..................... 544,158 40,229,601
Simon Property Group, Inc. ................... 1,021,650 175,938,347
530,808,144
a
Self-Storage REITs  — 7.0%
CubeSmart .............................. 753,365 32,281,690
Extra Space Storage, Inc. .................... 706,157 105,641,087
Public Storage ............................ 524,995 157,204,503
295,127,280
a
Single-Family Residential REITs  — 4.5%
American Homes 4 Rent, Class A ............... 1,056,745 39,543,398
Equity LifeStyle Properties, Inc. ................ 636,417 42,385,372
Invitation Homes, Inc. ....................... 1,897,854 60,674,393
Sun Communities, Inc. ...................... 398,898 49,052,487
191,655,650
a
Telecom Tower REITs  — 11.4%
American Tower Corp. ...................... 1,533,695 281,295,000
Crown Castle, Inc. ......................... 1,447,726 131,395,612
SBA Communications Corp., Class A ............. 358,183 72,997,695
485,688,307
a
Timber REITs  — 2.1%
PotlatchDeltic Corp. ........................ 238,250 9,351,313
Rayonier, Inc. ............................ 424,246 11,072,821
Weyerhaeuser Co. ......................... 2,420,369 68,133,387
88,557,521
a
Total Long-Term Investments — 99.5%
(Cost: $5,290,677,196) ............................... 4,244,746,604
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.63%
(c)(d)(e)
............................ 26,134,350 26,147,417
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.44%
(c)(d)
............................. 6,137,939 6,137,939
a
Total Short-Term Securities — 0.7%
(Cost: $32,284,721) ................................. 32,285,356
Total Investments — 100.2%
(Cost: $5,322,961,917) ............................... 4,277,031,960
Liabilities in Excess of Other Assets — (0.2)% ............... (9,432,677)
Net Assets — 100.0% ................................. $ 4,267,599,283

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Real Estate ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,925,989  $ 12,222,485
(a)
$ —  $ (550) $ (507) $ 26,147,417  26,134,350  $ 90,324
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,123,907  2,014,032
(a)
—  —  —  6,137,939  6,137,939  246,846  —
$ (550) $ (507)
$ 32,285,356
$ 337,170  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 598 03/21/25 $ 21,450 $ (430,440)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,244,746,604  $ —  $ —  $ 4,244,746,604
Short-Term Securities
Money Market Funds ...................................... 32,285,356  —  —  32,285,356
$ 4,277,031,960  $ —  $ —  $ 4,277,031,960
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (430,440) $ —  $ —  $ (430,440)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)